Impairment - Summary Of Price Assumptions In Impairment Assessment (Details) - Weighted average	Jun. 30, 2022 $ / oz
Gold, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal price assumptions	1,651
Gold, Ounces | Weighted average cost of capital, measurement input
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal price assumptions	1,802
Silver, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal price assumptions	21.77
Silver, Ounces | Weighted average cost of capital, measurement input
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal price assumptions	23.56